Employee Benefit Plan	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
Employee Benefit Plan

11. Employee Benefit Plan

The Company has a retirement savings plan under Section 401(k) of the Code covering its employees. The plan allows employees to defer, up to the maximum allowed, a percentage of their income on a pre-tax basis through contributions to the plans, plus any employee age 50 and over can participate in the caught-up dollars as allowed by Internal Revenue Service codes. The Company also has a Roth investment plan that is taken after taxes. The Company does not currently make matching contributions.